As filed with the Securities and Exchange Commission on April 5 2007
                                     Investment Company Act File number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS


                                        PAX WORLD

                                        ETHICAL INVESTING

                                      ANNUAL REPORT

[GRAPHIC OMITTED]





                                        PAX WORLD

                                        MONEY MARKET FUND








                                        31 JANUARY 2007

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

                                                               600 FIFTH AVENUE
PAXWORLD                                                   NEW YORK, N.Y. 10020
MONEY MARKET FUND, INC.                                          (212) 830-5200





Dear Shareholder:



We are pleased to present the annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the year ended January 31, 2007.


The Fund had net assets of $162,129,812 and 3,256 active shareholders as of January 31, 2007.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,



/s/ Joseph F. Keefe      /s/ Laurence A. Shadek            /s/ Steven W. Duff

Joseph F. Keefe          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                      Expense Chart (unaudited)
                                      For the six months ended January 31, 2007

PAXWORLD Money Market Fund, Inc.


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                      For the six months ended January 31, 2007

PAXWORLD Money Market Fund, Inc.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------
                          Beginning                           Expenses Paid
 Individual Investor    Account Value     Ending Account    uring the Period*
        Class           Value  8/1/06         1/31/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,023.60             $3.37
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,021.88             $3.36
  return before
  expenses)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Institutional Class      Beginning       Ending Account      Expenses Paid
                        Account Value       1/31/07           uring the Period*
                        Value 8/1/06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,024.80             $2.14
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,023.06             $2.14
  return before
  expenses)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   MMA Praxis Class       Beginning       Ending Account      Expenses Paid
                        Account Value       1/31/07           uring the Period*
                        Value 8/1/06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Actual                   $1,000.00         1,023.30             $3.67
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00         1,021.58             $3.67
  return before
  expenses)
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.66%, 0.42%, and 0.72% for the Individual Investor Class, Institutional Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (August 1, 2006 through January 31, 2007), multiplied by 184/365 (to reflect the one-half year period).






The accompanying notes are an integral part of these financial statements.

                                                        Schedule of Investments
                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.
-------------------------------------------------------------------------------

FACE                                                                              MATURITY                   VALUE
AMOUNT                                                                              DATE      YIELD (a)    (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 36.86%
$ 5,000,000   Atlantic Asset Securitization LLC................................   02/12/07      5.30%     $ 4,991,949
  2,000,000   Barton Capital LLC
              LOC Calyon 10%...................................................   02/01/07      5.28        2,000,000
  5,000,000   Ciesco, LLC
              Insured by AMBAC Assurance Corp..................................   03/26/07      5.30        4,961,354
  7,000,000   Clipper Receivables LLC..........................................   02/12/07      5.28        6,988,743
  1,000,000   Five Finance Inc.................................................   03/02/07      5.28          995,771
  5,000,000   Five Finance Inc.................................................   03/09/07      5.37        4,973,850
  3,000,000   Fountain Square Commercial
              Funding Corp. ...................................................   04/16/07      5.32        2,967,625
  5,000,000   Galaxy Funding Inc. .............................................   02/01/07      5.28        5,000,000
  1,398,000   Greyhawk Funding.................................................   02/14/07      5.28        1,395,340
  5,000,000   Greyhawk Funding.................................................   02/21/07      5.28        4,985,389
  5,000,000   Ivory Funding Corporation........................................   02/20/07      5.29        4,986,119
  5,000,000   Jupiter Securitization Corporation...............................   02/20/07      5.29        4,986,119
  1,000,000   Sheffield Receivables Corporation................................   02/02/07      5.25          999,854
  5,000,000   Sheffield Receivables Corporation................................   02/27/07      5.29        4,981,006
  4,556,000   Triple-A One Funding Corporation
              Insured by MBIA Insurance Corp...................................   02/16/07      5.27        4,546,015
-----------                                                                                               -----------
 59,954,000   Total Asset Backed Commercial Paper                                                          59,759,134
-----------                                                                                               -----------

COMMERCIAL PAPER: 7.92%
$ 5,000,000   Beta Finance Inc. ...............................................   04/16/07      5.30%     $ 4,946,299
  7,895,000   Yale University..................................................   02/05/07      5.27        7,890,394
-----------                                                                                               -----------
 12,895,000   Total Commercial Paper                                                                       12,836,693
-----------                                                                                               -----------

FLOATING RATE SECURITIES: 1.85% (c)
$ 3,000,000   Fifth Third Bank.................................................   05/23/07      5.28%     $ 3,000,000
-----------                                                                                               -----------
  3,000,000   Total Floating Rate Securities                                                                3,000,000
-----------                                                                                               -----------

FOREIGN COMMERCIAL PAPER: 13.25%
$ 5,000,000   Alliance & Leicester PLC.........................................   05/08/07      5.30%     $ 4,930,533
  5,000,000   Anglo Irish Bank Corporation PLC.................................   04/05/07      5.32        4,953,975
  5,000,000   Nationwide Building Society......................................   03/07/07      5.37        4,975,303
  1,651,000   Svenska Handelsbanken AB.........................................   04/10/07      5.30        1,634,659
  5,000,000   Yorkshire Building Society.......................................   02/12/07      5.34        4,992,010
-----------                                                                                               -----------
 21,651,000   Total Foreign Commercial Paper                                                               21,486,480
-----------                                                                                               -----------



The accompanying notes are an integral part of these financial statements.

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.
-------------------------------------------------------------------------------


FACE                                                                              MATURITY                    VALUE
AMOUNT                                                                              DATE      YIELD (a)     (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 3.58%
$ 5,800,000   UBS AG, Purchased 01/31/07, 5.25%,
              Repurchase proceeds at maturity $5,800,846
              (Collateralized by $5,800,000, FNS1, 5.125% to
              5.500%, due 03/15/11 to 04/15/11,
              value $5,918,171)................................................   02/01/07      5.25%     $  5,800,000
-----------                                                                                               ------------
  5,800,000   Total Repurchase Agreement                                                                     5,800,000
-----------                                                                                               ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE: 12.34%
$20,000,000   Federal Home Loan Bank...........................................   02/01/07      5.00%     $ 20,000,000
-----------                                                                                               ------------
 20,000,000   Total U.S.Government Agency Discount Note                                                     20,000,000
-----------                                                                                               ------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 12.98%
$ 5,000,000   Federal Home Loan Bank...........................................   08/14/07      5.58%     $  5,000,000
  5,000,000   Federal Home Loan Bank...........................................   10/26/07      5.40         5,000,000
  6,050,000   Federal Home Loan Bank...........................................   11/06/07      5.30         6,050,000
  5,000,000   Federal Home Loan Mortgage Corp..................................   02/09/07      4.76         5,000,000
-----------                                                                                               ------------
 21,050,000   Total U.S. Government Agency Medium Term Notes                                                21,050,000
-----------                                                                                               ------------

VARIABLE RATE DEMAND INSTRUMENTS: 7.97% (b)
$ 2,260,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC U.S. Bank, N.A. .............................................   04/01/10      5.42%     $  2,260,000
  7,560,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank.................................................   09/01/11      5.32         7,560,000
  3,110,000   Oak Crest Homes Inc. - Series 1996
              LOC National City Bank...........................................   11/01/26      5.36         3,110,000
-----------                                                                                               ------------
 12,930,000   Total Variable Rate Demand Instruments                                                        12,930,000
-----------                                                                                               ------------

YANKEE CERTIFICATES OF DEPOSIT: 3.08%
$ 5,000,000   Svenska Handelsbanken AB.........................................   10/26/07      5.39%     $  4,999,121
-----------                                                                                               ------------
  5,000,000   Total Yankee Certificates of Deposit                                                           4,999,121
-----------                                                                                               ------------
              Total Investments (99.83%) (Cost $161,861,428+)                                              161,861,428
              Cash and other assets in excess of liabilities (0.17%)                                           268,384
                                                                                                          ------------
              Net Assets (100.00%)                                                                        $162,129,812
                                                                                                          ------------


+    Aggregate cost for federal income tax purposes is identical.



The accompanying notes are an integral part of these financial statements.

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


FOOTNOTES:

(a) The interest rate shown reflects the security's yield, if yield is not available, the coupon is shown.

(b) Securities payable on demand at par including accrued interest (with seven days' notice). Interest is adjusted weekly.

(c)  The interest rate resets periodically.



KEY NOTES:

FNS1    =  Federal National Mortgage Association Debentures
LOC     =  Letter of Credit
RB      =  Revenue Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

----------------------------------------------------------------
  Securities Maturing in         Value         % of Portfolio
----------------------------------------------------------------
----------------------------------------------------------------
  Less than 31 Days            $112,518,709        69.51%
  31 through 60 Days             14,910,507         9.21%
  61 through 90 Days             14,502,558         8.96%
  91 through 120 Days             4,930,533         3.05%
  121 through 180 Days             - 0 -            0.00%
  Over 180 Days                  14,999,121         9.27%
----------------------------------------------------------------
----------------------------------------------------------------
  Total                        $161,861,428       100.00%
----------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                            Statement of Assets and Liabilities
                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


ASSETS:
   Investments in securities, at amortized cost (Note 1).......................   $  156,061,428
   Repurchase agreement........................................................        5,800,000
   Cash........................................................................           58,108
   Accrued interest receivable.................................................          441,733
   Prepaid expenses............................................................           16,702
   Receivable from advisor.....................................................           20,214
   Other receivables...........................................................              721
                                                                                  --------------
         Total assets..........................................................      162,398,906
                                                                                  --------------

LIABILITIES:

   Payable to affiliates*......................................................           37,677
   Accrued expenses............................................................          162,643
   Dividends payable...........................................................           68,774
                                                                                  --------------
         Total liabilities.....................................................          269,094
                                                                                  --------------
   Net assets..................................................................   $  162,129,812
                                                                                  --------------

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3).....................   $  162,131,268
   Accumulated net realized loss...............................................          (1,456)
                                                                                  --------------
   Net assets..................................................................   $  162,129,812
                                                                                  ==============
   Net asset value, per share (Note 3):
     Individual Investor Class shares,($31,993,272 applicable to
         31,993,559 shares outstanding)........................................           $ 1.00
                                                                                          ======
     Institutional Class shares, ($113,964,905 applicable to
        113,965,929 shares outstanding)........................................           $ 1.00
                                                                                          ======
     MMA Praxis Class shares, ($16,171,635 applicable to
         16,171,780 shares outstanding)........................................           $ 1.00
                                                                                          ======




* Includes fees payable to PAX World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



The accompanying notes are an integral part of these financial statements.

                                                        Statement of Operations
                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest..................................................................   $  9,306,789
                                                                                  ------------
   Expenses: (Note 2)
     Advisory fee..............................................................        275,960
     Administrative services fee...............................................        183,974
     Shareholder servicing fee (Individual Investor Class).....................         71,515
     Shareholder servicing fee (Broker Service Class)..........................         93,561
     Shareholder servicing fee (MMA Praxis Class)..............................         32,789
     Custodian expenses........................................................         18,721
     Shareholder servicing and related shareholder expenses+...................        295,107
     Legal fees, compliance and filing fees....................................        102,876
     Audit and accounting......................................................        152,280
     Directors' fees and expenses..............................................         20,311
     Other.....................................................................         19,172
                                                                                  ------------
        Total expenses.........................................................      1,266,266
        Less:
        Expenses paid indirectly (Note 2)......................................        (6,104)
        Fees waived (Note 2)...................................................      (127,686)
        Expenses reimbursed (Note 2)...........................................       (89,007)
                                                                                  ------------
     Net expenses .............................................................      1,043,469
                                                                                  ------------
   Net investment income.......................................................      8,263,320
   Realized gain (loss) on investments
   Net realized loss on investments............................................          (134)
                                                                                  ------------
   Increase in net assets from operations......................................   $  8,263,186
                                                                                  ============


+ Includes class specific transfer agency expenses of $94,726, $36,689, $82,334 and $32,004 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.



The accompanying notes are an integral part of these financial statements.

                                            Statements of Changes in Net Assets
                                          Years ended January 31, 2007 and 2006

PAXWORLD Money Market Fund, Inc.



                                                                                      2007                2006
                                                                                     ------              ------

Increase (decrease) in net assets
Operations:
   Net investment income.......................................................   $  8,263,320         $  5,525,387
   Net realized gain on investments............................................           (134)                 -0-
                                                                                  ------------         ------------
   Increase in net assets from operations......................................      8,263,186            5,525,387

Dividends to shareholders from:
Net investment income:
   Individual Investor Class...................................................     (1,268,812)           (646,275)
   Institutional Class.........................................................     (4,850,101)         (3,670,145)
   Broker Service Class........................................................     (1,563,657)           (909,106)
   MMA Praxis Class............................................................       (580,750)           (299,861)
                                                                                  ------------         ------------
   Total dividends to shareholders.............................................     (8,263,320)         (5,525,387)

Capital share transactions (Note 3):
   Individual Investor Class...................................................      7,357,121            3,044,782
   Institutional Class.........................................................      8,414,139          (29,599,235)
   Broker Service Class........................................................    (37,225,100)           2,813,779
   MMA Praxis Class............................................................      5,047,937             (735,473)
                                                                                  ------------         ------------
   Total capital share transactions............................................    (16,405,903)         (24,476,147)
                                                                                  ------------         ------------
   Total increase (decrease)...................................................    (16,405,903)         (24,476,147)

Net assets:
   Beginning of year...........................................................    178,535,849          203,011,996
                                                                                  ------------         ------------
   End of year.................................................................   $162,129,812         $178,535,849
                                                                                  ============         ============

   Undistributed net investment income.........................................    $       -0-         $        -0-
                                                                                   ===========         ============








The accompanying notes are an integral part of these financial statements.

                                                  Notes to Financial Statements
                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-accounting and administration fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Such class specific expenses of the Fund were limited to shareholder servicing fees, transfer agent expenses and sub-accounting and administration fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Broker Service Class shares liquidated on December 11, 2006. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.




1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

g) Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


2.INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES, continued

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of 0.15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2007, the Advisor and Distributor voluntarily waived the following fees:

Advisory fees                                             $    99,059
Shareholder Servicing fees - MMA Praxis Class                  28,627
                                                          -----------
                                         Total            $   127,686
                                                          ===========

The Advisor and Distributor have no right to recoup prior fee waivers.

In addition, although not required to do so, the Advisor agreed to reimburse class specific expenses amounting to $89,007 for the Individual Investor Class.

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

Fees are paid to Directors who are unaffiliated with the Advisor or Sub-Advisor on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled board meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, fees will be paid to Directors who are unaffiliated with the Advisor or Sub-Advisor on the basis of $1,600 per annum plus $500 per meeting attended. There will no longer be any additional fees paid to the Audit Committee, Audit Committee Chairman, Lead Director, or Deputy Lead Director.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $28,476 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as transfer agent for the Broker Service Class and the Institutional Class (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional and Broker Services Classes of the fund. For the year ended January 31, 2007, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional and Broker Service Classes. Also included in this caption are fees of $74,849 for sub-accounting and administrative services provided by the Distributor. Pursuant to an agreement with the Distributor, these fees were charged at an annual rate of 0.20% of the average daily net assets of the Broker Service class.

For the year ended January 31, 2007, the Fund had the following expense offsets:

Custodian expenses                             $     6,104
                                               -----------
              Total                            $     6,104
                                               ===========

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


3. CAPITAL STOCK

At January 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                                                      Year                  Year
                                                                                     Ended                 Ended
                                                                                January 31, 2007      January 31, 2006
                                                                                ----------------      ----------------
INDIVIDUAL INVESTOR CLASS
Sold...........................................................................     29,339,224            21,190,425
Issued on reinvestment of dividends............................................      1,269,619               645,740
Redeemed.......................................................................    (23,251,722)          (18,791,383)
                                                                                --------------        --------------
Net increase(decrease) ........................................................      7,357,121             3,044,782
                                                                                ==============        ==============
INSTITUTIONAL CLASS
Sold...........................................................................    855,695,644           749,184,004
Issued on reinvestment of dividends............................................      4,080,998             3,135,870
Redeemed.......................................................................   (851,362,503)         (781,919,109)
                                                                                --------------        --------------
Net increase(decrease).........................................................      8,414,139           (29,599,235)
                                                                                ==============        ==============
BROKER SERVICE CLASS
Sold...........................................................................     61,808,116            70,350,414
Issued on reinvestment of dividends............................................      1,564,515               909,105
Redeemed.......................................................................   (100,597,731)          (68,445,740)
                                                                                --------------        --------------
Net increase(decrease).........................................................    (37,225,100)            2,813,779
                                                                                ==============        ==============
MMA PRAXIS CLASS
Sold...........................................................................     11,351,379             4,533,552
Issued on reinvestment of dividends............................................        580,929               299,879
Redeemed.......................................................................     (6,884,371)           (5,568,904)
                                                                                --------------        --------------

Net increase(decrease).........................................................      5,047,937              (735,473)
                                                                                ==============        ==============



                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.




4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2007 and 2006 was ordinary income.

At January 31, 2007, the Fund had unused capital loss carryforwards of $1,456, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170, $152 and $134 will expire in the years 2010, 2011 and 2015, respectively.

At January 31, 2007, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS
                                                                                                    INDIVIDUAL
                                                                                                  INVESTOR  CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2007       2006       2005       2004       2003
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.044      0.028      0.009      0.006      0.013

Net realized and unrealized gain(loss)
   on investments ............................................................   (0.000)       --         --         --      (0.000)
                                                                                --------   --------   --------   --------   --------
Total from investment operations..............................................    0.044      0.028      0.009      0.006      0.013

Less distributions from:
   Dividends from net
     investment income........................................................   (0.044)    (0.028)    (0.009)    (0.006)    (0.013)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.044)    (0.028)    (0.009)    (0.006)    (0.013)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.50%      2.81%      0.87%      0.59%      1.28%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $31,993    $24,636    $21,592    $21,504    $21,994

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.66%      0.66%      0.65%      0.62%      0.60%

   Net investment income......................................................     4.44%      2.79%      0.87%      0.59%      1.27%

   Advisory fees waived.......................................................     0.05%      0.05%      0.09%      0.08%      0.04%

   Expenses reimbursed........................................................     0.31%      0.34%      0.36%      0.33%      0.32%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued
                                                                                                    INSTITUTIONAL
                                                                                                        CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2007       2006       2005       2004       2003
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.046      0.030      0.011      0.008      0.015

Net realized and unrealized gain(loss)
   on investments ............................................................   (0.000)       --         --         --      (0.000)
                                                                                --------   --------   --------   --------   --------
Total from investment operations..............................................    0.046      0.030      0.011      0.008      0.015

Less distributions from:
   Dividends from net
     investment income........................................................   (0.046)    (0.030)    (0.011)    (0.008)    (0.015)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.046)    (0.030)    (0.011)    (0.008)    (0.015)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.75%      3.06%      1.12%      0.84%      1.54%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $113,965   $105,150   $135,150   $112,704   $183,181

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.43%      0.41%      0.40%      0.37%      0.35%

   Net investment income......................................................     4.63%      2.99%      1.11%      0.86%      1.53%

   Advisory fees waived.......................................................     0.05%      0.05%      0.09%      0.08%      0.04%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                                                                                           Notes to Financial Statements, continued
                                                                                                                   January 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued
                                                                                                        BROKER
                                                                                                    SERVICE CLASS (a)
                                                                         -----------------------------------------------------------
                                                                         February 1, 2006                 Years Ended
                                                                              Through                     January 31,
                                                                                             ---------------------------------------
                                                                         December 11, 2006    2006      2005       2004       2003
                                                                         -----------------   ------    ------     ------     -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year...................................................      $  1.00         $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                                             --------        -------   -------    -------    -------
Income from investment operations:
   Net investment income...............................................        0.036          0.026     0.007      0.004      0.011

Net realized and unrealized gain(loss)
   on investments .....................................................       (0.000)           --        --         --      (0.000)
                                                                             --------        -------   -------    -------    -------
Total from investment operations.......................................        0.036          0.026     0.007      0.004      0.011

Less distributions from:
   Dividends from net
     investment income.................................................       (0.036)        (0.026)   (0.007)    (0.004)    (0.011)

Net realized gains on investments......................................          --             --        --         --         --
                                                                             --------        -------   -------    -------    -------
Total distributions....................................................       (0.036)        (0.026)   (0.007)    (0.004)    (0.011)
                                                                             --------        -------   -------    -------    -------
Net asset value, end of year...........................................      $  1.00         $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                                             ========        =======   =======    =======    =======
------------------------------------------------------------------------------------------------------------------------------------
Total Return...........................................................         3.64%(b)       2.60%     0.67%      0.39%      1.08%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)..........................................      $   -0-         $37,225   $34,411    $29,343    $19,633

Ratios to average net assets:

   Expenses (net of fees waived and
      expenses reimbursed) (c).........................................         0.86%(d)       0.86%     0.84%      0.82%      0.80%

   Net investment income...............................................         4.18%(d)       2.56%     0.68%      0.38%      1.07%

   Advisory fees waived................................................         0.05%(d)       0.05%     0.09%      0.08%      0.04%

   Expenses paid indirectly............................................         0.00%(d)       0.00%     0.00%      0.00%      0.00%



(a)  The Broker Service Class shares liquidated on December 11, 2006.
(b)  Unannualized
(c)  Includes expenses paid indirectly
(d)  Annualized

                                                               January 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS
                                                                                                    MMA PRAXIS
                                                                                                       CLASS
                                                                                ---------------------------------------------------
                                                                                                    Years Ended
                                                                                                    January 31,
                                                                                ---------------------------------------------------
                                                                                  2007       2006       2005       2004       2003
                                                                                --------   --------   --------   --------   -------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income......................................................    0.044      0.028      0.009      0.006      0.013

Net realized and unrealized gain(loss)
   on investments ............................................................   (0.000)       --         --         --      (0.000)
                                                                                --------   --------   --------   --------   --------
Total from investment operations..............................................    0.044      0.028      0.009      0.006      0.013

Less distributions from:
   Dividends from net
     investment income........................................................   (0.044)    (0.028)    (0.009)    (0.006)    (0.013)

Net realized gains on investments.............................................      --         --         --         --         --
                                                                                --------   --------   --------   --------   --------
Total distributions...........................................................   (0.044)    (0.028)    (0.009)    (0.006)    (0.013)
                                                                                --------   --------   --------   --------   --------
Net asset value, end of year..................................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................................     4.50%      2.87%      0.91%      0.61%      1.28%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).................................................  $16,172    $11,124    $11,859    $11,429    $12,267

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).................................................     0.67%      0.60%      0.60%      0.60%      0.60%

   Net investment income......................................................     4.43%      2.82%      0.88%      0.62%      1.28%

   Advisory fees waived.......................................................     0.05%      0.05%      0.09%      0.08%      0.04%

Shareholder servicing
   fees waived................................................................     0.22%      0.22%      0.21%      0.18%      0.09%

   Expenses paid indirectly...................................................     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Includes expenses paid indirectly

                        Report of Independent Registered Public Accounting Firm


PAXWORLD Money Market Fund, Inc.





To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 22, 2007

                                            Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

On December 7, 2006, the Board of Directors approved the continuance of the Advisory Agreement and Sub-Advisory Agreement. In determining whether to approve the continuance of the Advisory Agreement and Sub-Advisory Agreement, the Directors considered the following factors:

    1) The nature, extent and quality of services provided by the Adviser and Sub-Adviser.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Advisory and Sub-Advisory Agreement (the "Agreements") and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Corporation's assets, including the Adviser's obligation to screen potential investments for compliance with the Corporation's social responsibility criteria (as described in the Corporation's prospectus); the provision of reports to the Directors regarding changes in portfolio holdings, important developments affecting the entities whose securities

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT, continued

are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Adviser or the Sub-Adviser or their affiliates. The Directors also observed that the Sub-Adviser provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Adviser and Sub-Adviser and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Adviser had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Adviser and Sub-Adviser, that
(i) the Adviser and Sub-Adviser were able to retain quality portfolio managers and other personnel; (ii) the Adviser and Sub-Adviser exhibited a high level of diligence and attention to detail in carrying out their respective advisory responsibilities under the Agreements; (iii) the Adviser and Sub-Adviser were responsive to requests of the Directors; and (iv) the Adviser and Sub-Adviser had kept the Directors apprised of developments relating to the Corporation and the industry in general. The Directors also focused on the Adviser's and Sub-Adviser's reputations and long-standing relationships with the Corporation and, in particular, the experience of the Adviser in advising socially responsible funds and the Sub-Adviser in advising money market funds. The Directors also noted the high quality of services provided by the Sub-Adviser under the Administrative Services Contract.

   2)  The performance of the Corporation and the Adviser and Sub-Adviser.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories for the one-month and one-, three- and five-year periods

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT, continued

ended November, 2006. The peer group categories included: (i) an asset-based peer group of institutional money market funds, as classified by Lipper, as the peer group for the Corporation's Institutional class shares ("expense group 1");
(ii) a competitors class peer group representing other retail money market funds that are considered to be competitors of the Corporation's Institutional class shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all other institutional money market funds in the Lipper universe regardless of asset size (the "expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Adviser and the Sub-Adviser advised the Directors that they do not advise or subadvise: (i) other funds with a similar investment policy to the Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Directors used the Corporation's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Adviser and Sub-Adviser were obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In particular, the
Directors noted that the net and gross performance of the Corporation against all the Peer Groups was satisfactory and that the Corporation's ranking against the Lipper performance universe (which includes all funds in the expense universe) for gross performance was in the 3rd quintile for the one-month period, in the 5th quintile for the one-year and in the 4th quintile for the three-year and five-year periods (the 1st quintile is the highest quintile).

In connection with its assessment of the performance of the Adviser and Sub-Adviser, the Directors considered the financial condition of both the Adviser and Sub-Adviser and whether they have the resources necessary to continue to carry out their respective obligations under the Agreements. The Directors took into account, in this regard, the payments made by the Sub-Adviser from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT, continued ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that both the Adviser and Sub-Adviser had the financial resources necessary to continue to perform their respective obligations under the Agreements and to continue to provide the high quality services that they had provided to the Corporation to date.

    3)  The cost of the advisory services and the  profits  to the  Adviser  and
        Sub-Adviser   and  its  affiliates  from  their  relationships  with the
        Corporation.

In connection with the Directors' consideration of the level of the advisory and sub-advisory fees, the Directors considered a number of factors. The Directors compared the level of the advisory fee for the Corporation against the advisory fees charged to funds in the Peer Groups and the Corporation's combined advisory-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of each class of the Corporation and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's advisory and sub-advisory fees, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Adviser and Sub-Adviser were providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that the contract rates of the Corporation's advisory fees and combined fees (advisory and administrative) were reasonable when compared to the advisory fees and combined fees of the Peer Group. The Directors also noted that neither the Adviser nor the Sub-Adviser advised or sub-advised any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Directors concluded that the levels of the advisory and sub-advisory fees were reasonable in light of these factors.

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT, continued

The Directors also considered the profitability of the Adviser and Sub-Adviser and the Sub-Adviser's affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Adviser and Sub-Adviser under the Agreements and by the Sub-Adviser under the Administrative Services Contract as well as revenues received by the Sub-Adviser's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates was not excessive.

  4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Directors' consideration of economies of scale, the Directors discussed with the Adviser and Sub-Adviser whether economies of scale would be realized by them in their management of the Corporation at higher asset levels. The Directors also discussed with the Adviser and Sub-Adviser whether certain of their costs would increase if asset levels rise and observed that as assets rise, the Sub-Adviser and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

PAXWORLD Money Market Fund, Inc.

INFORMATION ABOUT THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT, continued

   5)  Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Sub-Adviser's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's advisory and sub-advisory fees were fair and reasonable with respect to the quality of services that the Adviser and Sub-Adviser provide and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

PAXWORLD Money Market Fund, Inc.



                    Directors and Officers Information
                           January 31, 2007(1)
----------------- --------- ----------- ---------------- --------------   -------------

     Name,        Position(s) Term of      Principal        Number of       Other
  Address(2),     Held with   Office     Occupation(s)    Portfolios in   Directorships
    and Age          Fund   and Length    During Past     Fund Complex      held by
                                of          5 Years        Overseen by     Director
                               Time                         Director
                             Served(3)
----------------- --------- ----------- ---------------- --------------  --------------
---------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------
----------------- --------- ----------- ---------------- --------------  --------------
Edward A.         Director  Since 2006  Certified        Director/Truste   Trustee of
Kuczmarski,                             Public           of fourteen       the Empire
                                        Accountant &     portfolios        Builder
Age 57                                  Partner of Hays                    Tax Free
                                        and Company LLP                    Bond Fund
                                        since 1980.
----------------- --------- ----------- ---------------- --------------  --------------
----------------- --------- ----------- ---------------- --------------  --------------
Dr. W. Giles      Director  Since 1998  Professor        Director/Trustee      N/A
Mellon,                                 Emeritus of      of thirteen
Age 75                                  Business         portfolios
                                        Administration
                                        in the Graduate
                                        School of
                                        Management,
                                        Rutgers
                                        University,
                                        with which he
                                        has been
                                        associated
                                        since 1966.
----------------- --------- ----------- ---------------- --------------  --------------
----------------- --------- ----------- ---------------- --------------  --------------
Robert Straniere, Director  Since 1998  Owner, Straniere Director/Trustee   WPG Funds
Esq., Age 65                            Law Firm since   of thirteen        Group
                                        1980, NYS        portfolios
                                        Assemblyman from
                                        1981 to 2004 and
                                        counsel at
                                        Fisher, Fisher &
                                        Berger since
                                        1995.
----------------- --------- ----------- ---------------- --------------  --------------
----------------- --------- ----------- ---------------- --------------  --------------
Dr. Yung Wong,    Director  Since 1998  Managing         Director/Trustee      N/A
Age 68                                  Director of      of thirteen
                                        Abacus           portfolios
                                        Associates, an
                                        investment firm,
                                        since 1996.
----------------- --------- ----------- ---------------- --------------  --------------



PAXWORLD Money Market Fund, Inc.

                    Directors and Officers Information
                             January 31, 2007(1)
----------------- --------- ----------- -------------------   ------------   -------------

     Name,        Position(s) Term of        Principal          Number of     Other
   Address2,      Held with   Office       Occupation(s)      Portfolios in  Directorships
    and Age          Fund   and Length      During Past       Fund Complex     held by
                                of            5 Years          Overseen by    Director
                               Time                             Director
                              Served3
----------------- --------- ----------- -------------------   ------------   -------------
------------------------------------------------------------------------------------------
Interested Director/Officers:
------------------------------------------------------------------------------------------
----------------- --------- ----------- -------------------   ------------   -------------
Steven W. Duff,   Director4 Since 1997  Manager and           Director/          None
Age 53                                  President of Reich    Trustee and/or
                                        & Tang Asset          Officer of
                                        Management, LLC       eighteen
                                        ("RTAM, LLC"), a      portfolios
                                        registered
                                        Investment Advisor
                                        and President of
                                        the Mutual Funds
                                        Division of RTAM,
                                        LLC.  Associated
                                        with RTAM, LLC
                                        since 1994.  Mr.
                                        Duff is also
                                        President and
                                        Director/ Trustee
                                        of nine funds in
                                        the Reich & Tang
                                        Fund Complex,
                                        Principal
                                        Executive Officer
                                        of Delafield Fund,
                                        Inc. and President
                                        and Chief
                                        Executive Officer
                                        of Tax Exempt
                                        Proceeds Fund,
                                        Inc.  Mr. Duff
                                        also serves as a
                                        Director of Reich
                                        & Tang Services,
                                        Inc. and Reich &
                                        Tang Distributors,
                                        Inc.
----------------- --------- ----------- -------------------   ------------   -----------
----------------- --------- ----------- -------------------   ------------   -----------
Richard De        Vice      Since 2005  Executive Vice            N/A           N/A
Sanctis,          President             President and
Age 50                                  Chief Financial
                                        Officer of RTAM,
                                        LLC.  Associated
                                        with RTAM, LLC
                                        since 1990.  Mr.
                                        De Sanctis is Vice
                                        President of ten
                                        other funds in the
                                        Reich & Tang Fund
                                        Complex, Vice
                                        President and
                                        Assistant
                                        Secretary of
                                        Cortland Trust,
                                        Inc. and serves as
                                        Executive Vice
                                        President and
                                        Chief Financial
                                        Officer of Reich &
                                        Tang Services,
                                        Inc. and Reich &
                                        Tang Distributors,
                                        Inc. Prior to
                                        December 2004, Mr.
                                        De Sanctis was
                                        Treasurer and
                                        Assistant
                                        Secretary of
                                        eleven funds in
                                        the Reich & Tang
                                        Fund Complex and
                                        Vice President,
                                        Treasurer and
                                        Assistant
                                        Secretary of
                                        Cortland Trust,
                                        Inc.
----------------- --------- ----------- -------------------   ------------   -----------

PAXWORLD Money Market Fund, Inc.

                  Directors and Officers Information
                        January 31, 2007(1)
----------------- --------- ----------- ------------------- ------------   -------------

     Name,        Position(s)Term of         Principal        Number of      Other
  Address(2),     Held with   Office       Occupation(s)    Portfolios in  Directorships
    and Age          Fund     and Length    During Past     Fund Complex     held by
                               of Time       5 Years        Overseen by     Director
                              Served(3)                      Director
----------------- --------- ----------- ------------------- ------------   -------------
----------------------------------------------------------------------------------------
Interested Director/Officers:
----------------------------------------------------------------------------------------
----------------- --------- ----------- ------------------- ------------   -------------
Molly             Vice      Since 2002  Senior Vice              N/A            N/A
Flewharty,        President             President of RTAM,
Age 55                                  LLC.  Associated
                                        with RTAM, LLC
                                        since 1977.  Ms.
                                        Flewharty is also
                                        Vice President of
                                        eleven other funds
                                        in the Reich &
                                        Tang Fund
                                        Complex.  Ms.
                                        Flewharty also
                                        serves as Senior
                                        Vice President of
                                        Reich & Tang
                                        Distributors, Inc.
----------------- --------- ----------- ------------------- ------------   -------------
----------------- --------- ----------- ------------------- ------------   -------------
Joseph F. Keefe,  President Since 2006  Chief Executive          N/A            N/A
30 Penhallow St.,                       Officer and
Suite 400,                              President of the
Portsmouth, NH                          Advisor.
03801,                                  Director, CEO and
Age 53                                  President (since
                                        2006 and Senior
                                        Vice President
                                        (2005-2006)) of
                                        Pax World Balanced
                                        Fund, Pax World
                                        Growth Fund and
                                        Pax World High
                                        Yield Fund;
                                        President of New
                                        Circle
                                        Communications LLC
                                        (2000-2005);
                                        Co-Chair of the
                                        Carbon Coalition
                                        (2003-pesent);
                                        member of the
                                        Boards of
                                        Directors of On
                                        Belay
                                        (2006-present),
                                        Americans for
                                        Campaign Reform
                                        (2003-present),
                                        and Social
                                        Investment Forum
                                        (2000 - 2006).
----------------- --------- ----------- ------------------- ------------   -------------
----------------- --------- ----------- ------------------- ------------   -------------
Rosanne           Chief     Since 2004  Senior Vice               N/A           N/A
Holtzer,          Compliance            President,
Age 42            Officer               Compliance Officer
                  Secretary Since 2001  and Assistant
                  Assistant Since 1999  Secretary of RTAM,
                  Treasurer             LLC.  Associated
                                        with RTAM, LLC
                                        since 1986.  Ms.
                                        Holtzer is also
                                        Chief Compliance
                                        Officer, Secretary
                                        and Assistant
                                        Treasurer of eleven
                                        other funds in the
                                        Reich & Tang Fund
                                        Complex.  Ms.
                                        Holtzer also serves
                                        as Senior Vice
                                        President,
                                        Assistant Secretary
                                        & Compliance
                                        Officer of Reich &
                                        Tang Distributors,
                                        Inc. and Senior
                                        Vice President,
                                        Assistant Secretary
                                        & Chief Compliance
                                        Officer of Reich &
                                        Tang Services, Inc.
----------------- --------- ----------- ------------------- ------------   -------------

PAXWORLD Money Market Fund, Inc.




                         Directors and Officers Information
                                  January 31, 2007(1)
----------------- --------- ----------- ------------------- ------------   -------------

      Name,       Position(s) Term of        Principal        Number of       Other
   Address(2),    Held with    Office      Occupation(s)    Portfolios in  Directorships
     and Age         Fund    and Length     During Past     Fund Complex     held by
                                 of           5 Years        Overseen by    Director
                                Time                          Director
                             Served(3)
----------------- --------- ----------- ------------------- ------------   -------------
----------------------------------------------------------------------------------------
Interested Director/Officers:
----------------------------------------------------------------------------------------
----------------- --------- ----------- ------------------- ------------   -------------
Michael Lydon,    Vice      Since 2005  Executive Vice          N/A             N/A
Age 43            President             President and
                                        Chief Operations
                                        Officer of RTAM,
                                        LLC.  Associated
                                        with RTAM, LLC
                                        since January
                                        2005.  Mr. Lydon
                                        was Vice President
                                        at Automatic Data
                                        Processing from
                                        July 2000 to
                                        December 2004.
                                        Prior to July
                                        2000, Mr. Lydon
                                        was Executive Vice
                                        President and
                                        Chief Information
                                        Officer of RTAM,
                                        LLC.  Mr. Lydon is
                                        also Vice
                                        President of
                                        eleven other funds
                                        in the Reich &
                                        Tang Fund
                                        Complex.
                                        Mr. Lydon also
                                        serves as
                                        Executive Vice
                                        President and
                                        Chief Operations
                                        Officer for Reich
                                        & Tang
                                        Distributors, Inc.
                                        and Reich & Tang
                                        Services, Inc.
----------------- --------- ----------- ------------------- ------------   -------------
----------------- --------- ----------- ------------------- ------------   -------------
Anthony Pace,     Treasurer Since 2004  Vice President of       N/A             N/A
Age 41            and                   RTAM, LLC since
                  Assistant             September 2004.
                  Secretary             Mr. Pace was a
                                        Director of a
                                        Client Service
                                        Group at GlobeOp
                                        Financial Services,
                                        Inc. from May 2002
                                        to August 2004 and
                                        Controller/Director
                                        of Mutual Fund
                                        Administration for
                                        Smith Barney Funds
                                        Management LLC and
                                        Salomon Brothers
                                        Asset Management
                                        Inc. from 1998 to
                                        May 2002.  Mr. Pace
                                        is also Treasurer
                                        and Assistant
                                        Secretary of eleven
                                        other funds in the
                                        Reich & Tang Fund
                                        Complex.
----------------- --------- ----------- ------------------- ------------   -------------

PAXWORLD Money Market Fund, Inc.






                     Directors and Officers Information
                              January 31, 2007(1)
----------------- --------- ----------- ------------------- ------------   -------------

     Name,        Position(s) Term of        Principal        Number of       Other
  Address(2),     Held with   Office       Occupation(s)    Portfolios in  Directorships
    and Age          Fund   and Length      During Past     Fund Complex     held by
                                 of           5 Years        Overseen by    Director
                               Time                           Director
                             Served(3)
----------------- --------- ----------- ------------------- ------------   -------------
----------------------------------------------------------------------------------------
Interested Director/Officers:
----------------------------------------------------------------------------------------
----------------- --------- ----------- ------------------- ------------   -------------
Laurence A.       Executive Since 1998  Chairman of the         N/A             N/A
Shadek, 14 Wall   Vice                  Board of the
Street,           President             Advisor since 1996
New York, NY                            and Executive Vice
10005,                                  President of H.G.
Age 57                                  Wellington & Co.,
                                        Inc. since 1986.
                                        Chairman of the
                                        Board of the Pax
                                        World Balanced
                                        Fund (1996-2006),
                                        Pax World Growth
                                        Fund (1997-2006),
                                        and High Yield
                                        Fund (1999-2006).
                                        Member of the
                                        Board of Trustees
                                        of Franklin &
                                        Marshall College
                                        (1998-present).
----------------- --------- ----------- ------------------- ------------   -------------



1 The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 With the exception of Mr. Keefe and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment sub-advisor.

                        Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS                               SERVICES
Regular Accounts: Individual, business          Automatic Investment Plan: You may
and trust accounts are available for all        arrange to have a fixed amount deducted
Pax World Funds.                                from your checking or savings account
                                                and invested in your Pax World account
Traditional IRA: Certain individuals can        on a monthly or quarterly basis.
make tax-deductible contributions to this       Automatic investment plans do not assure
account. Taxes are paid only when funds         a profit and do not protect against loss
are withdrawn, usually in retirement, when      in declining markets.
investors may be in a lower tax bracket.
                                                Voluntary Withdrawal Plan: This plan
Roth IRA: Contributions to a Roth IRA are       makes it possible for investors to receive
not deductible, but after five years some       a monthly check from their Pax World
types of withdrawals are tax-free.              account.  This plan requires a minimum
                                                investment of $10,000.
SIMPLE IRA: This is an easy-to-maintain
retirement plan designed for small              Online Account Accesss: Utilizing a
businesses of up to 100 employees.              unique ID number and PIN, you can access
                                                your Pax World account(s) online to review
SEP IRA: This is an employer-funded             your account balances or histories;
retirement plan popular with small              purchase or redeem fund shares; or make
businesses and self-employed persons.           exchanges between different Pax World
                                                Funds.
Education Savings Account & Uniform Gift
to Minors Account (UGMA): These plans           www.paxworld.com: Learn all about Pax
provide excellent ways to save for a            World through our web site! You can check
child's education.                              Fund performance, read about our portfolio
                                                managers, view Connection - our quarterly
403(b)(7) Pension Plan: This plan is            newsletter, and see how Pax World voted
available to persons employed by                on various proxies for the companies in
non-profit organizations.                       our portfolios.

*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

                        [This page intentionally left blank.]

PAXWORLD

ETHICAL INVESTING







        PAX World
        222 State Street
        Portsmouth, NH 03801
        800.767.1729
        web www.paxworld.com
        email info@paxworld.com

        For general fund information:
        800.767.1729

        For shareholder account information:
        800.372.7827

        For broker services:
        800.635.1404

        Address all account inquiries to:
        PAX World
        P.O. Box 9824
        Providence, RI 02940-8024

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2007                  FYE 1/31/2006

4(a)     Audit Fees                 $29,000                        $27,000
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 3,750                        $ 3,465
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTRS COMPANY AND AFFILIATED PURCHASE

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*    /s/Rosanne Holtzer
                                 Rosanne Holtzer, Secretary
Date: April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Joseph F. Keefe
                                 Joseph F. Keefe, Principal Executive Officer
Date: April 5, 2007

By (Signature and Title)*     /s/Anthony
                                 Anthony Pace, Treasurer
Date: April 5, 2007

* Print the name and title of each signing officer under his or her signature.